UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

         Report for the Calendar Year or Quarter Ended December 31, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Elm Ridge Capital Management, LLC

Address:  3 West Main Street
          3rd Floor
          Irvington, NY 10533

13F File Number: 028-10075

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Christopher Conneely
Title:    Chief Financial Officer of the Funds
Phone:    (914) 250-1000

Signature, Place and Date of Signing:


/s/ Christopher Conneely            Irvington, NY           February 8, 2008
-------------------------      ---------------------    ----------------------
    [Signature]                    [City, State]                 [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             3

Form 13F Information Table Entry Total:        74

Form 13F Information Table Value Total:       $1,501,956
                                             (in thousands)

List of Other Included Managers:

No.       Form 13F File Number     Name
---       --------------------     ----

(1)       028- 10555               Elm Ridge Capital Partners, L.P.
(2)       028- 12044               Elm Ridge Partners, LLC
(3)       028- 11797               Elm Ridge Offshore Master Fund, Ltd.

                                                     FORM 13F INFORMATION TABLE
          COLUMN 1                COLUMN 2       COLUMN 3  COLUMN 4       COLUMN 5        COLUMN 6   COLUMN 7         COLUMN 8

                                                            VALUE    SHRS OR   SH/ PUT/  INVESTMENT    OTHER      VOTING AUTHORITY
       NAME OF ISSUER          TITLE OF CLASS     CUSIP    (x$1000)  PRN AMT   PRN CALL  DISCRETION  MANAGERS  SOLE      SHARED NONE
       --------------          --------------     -----    --------  -------   --- ----  ----------  --------  ----      ------ ----
ALCATEL-LUCENT                 SPONSORED ADR    013904305   49,208   6,722,366 SH          SHARED     1, 2, 3  6,722,366
AMBAC FINL GROUP INC                COM         023139108   20,247     785,700     CALL    SHARED     1, 2, 3    785,700
AMERICAN INTL GROUP INC             COM         026874107   17,490     300,000     PUT     SHARED     1, 2, 3    300,000
AMERICREDIT CORP                    COM         03060R101   13,975   1,092,618 SH          SHARED     1, 2, 3  1,092,618
AMGEN INC                           COM         031162100   47,342   1,019,422 SH          SHARED     1, 2, 3  1,019,422
APPLIED MATLS INC                   COM         038222105   21,326   1,200,785 SH          SHARED     1, 2, 3  1,200,785
BLOCKBUSTER INC                     CL A        093679108   12,359   3,169,053 SH          SHARED     1, 2, 3  3,169,053
BLOCKBUSTER INC                     CL B        093679207   18,913   5,498,003 SH          SHARED     1, 2, 3  5,498,003
BOYD GAMING CORP                    COM         103304101    5,451     160,000     PUT     SHARED     1, 2, 3    160,000
BUFFALO WILD WINGS INC              COM         119848109    3,142     135,316 SH          SHARED     1, 2, 3    135,316
BUFFALO WILD WINGS INC              COM         119848109    4,644     200,000     PUT     SHARED     1, 2, 3    200,000
CA INC                              COM         12673P105   55,028   2,205,546 SH          SHARED     1, 2, 3  2,205,546
CARDINAL HEALTH INC                 COM         14149Y108   29,964     518,860 SH          SHARED     1, 2, 3    518,860
CENVEO INC                          COM         15670S105   73,374   4,200,000 SH          SHARED     1, 2, 3  4,200,000
CHEESECAKE FACTORY INC              COM         163072101   11,381     480,000 SH          SHARED     1, 2, 3    480,000
CHEESECAKE FACTORY INC              COM         163072101   23,236     980,000     PUT     SHARED     1, 2, 3    980,000
COMMERCE BANCORP INC NJ             COM         200519106   13,502     354,000 SH          SHARED     1, 2, 3    354,000
COMMERCE BANCORP INC NJ             COM         200519106   30,470     798,900     PUT     SHARED     1, 2, 3    798,900
CORPORATE EXECUTIVE BRD CO          COM         21988R102   12,020     200,000     PUT     SHARED     1, 2, 3    200,000
DONNELLEY R R & SONS CO             COM         257867101   14,794     392,000 SH          SHARED     1, 2, 3    392,000
DYNCORP INTL INC                    CL A        26817C101   24,155     898,628 SH          SHARED     1, 2, 3    898,628
EAGLE MATERIALS INC                 COM         26969P108    3,548     100,000     PUT     SHARED     1, 2, 3    100,000
EQUINIX INC                       COM NEW       29444U502   10,107     100,000     PUT     SHARED     1, 2, 3    100,000
EVERGREEN ENERGY INC                COM         30024B104      111      50,000     PUT     SHARED     1, 2, 3     50,000
FEDERAL HOME LN MTG CORP            COM         313400301   43,407   1,274,046 SH          SHARED     1, 2, 3  1,274,046
FEDERAL HOME LN MTG CORP            COM         313400301   17,682     519,000     CALL    SHARED     1, 2, 3    519,000
FIDELITY NATIONAL FINANCIAL         CL A        31620R105    8,901     609,252 SH          SHARED     1, 2, 3    609,252
FIRST MARBLEHEAD CORP               COM         320771108    4,148     271,100     PUT     SHARED     1, 2, 3    271,100
FORCE PROTECTION INC              COM NEW       345203202    2,340     500,000 SH          SHARED     1, 2, 3    500,000
GARMIN LTD                          ORD         G37260109   12,125     125,000     PUT     SHARED     1, 2, 3    125,000
HARLEY DAVIDSON INC                 COM         412822108   29,194     625,000     PUT     SHARED     1, 2, 3    625,000
HOME SOLUTIONS AMER INC             COM         437355100      637     636,500     PUT     SHARED     1, 2, 3    636,500
ICU MED INC                         COM         44930G107   10,845     301,166 SH          SHARED     1, 2, 3    301,166
IMPAC MTG HLDGS INC                 COM         45254P102    2,941   5,252,552 SH          SHARED     1, 2, 3  5,252,552
JACK IN THE BOX INC                 COM         466367109    1,933      75,000     PUT     SHARED     1, 2, 3     75,000
JOHNSON & JOHNSON                   COM         478160104   39,751     595,970 SH          SHARED     1, 2, 3    595,970
JOS A BANK CLOTHIERS INC            COM         480838101    4,885     171,700 SH          SHARED     1, 2, 3    171,700
KAPSTONE PAPER & PACKAGING C        COM         48562P103   13,451   1,921,634 SH          SHARED     1, 2, 3  1,921,634
KAPSTONE PAPER & PACKAGING C  *W EXP 08/15/200  48562P111    7,657   3,828,580 PRN         SHARED     1, 2, 3  3,828,580
LOGITECH INTL S A                   SHS         H50430232   13,740     375,000     PUT     SHARED     1, 2, 3    375,000
MAGNA INTL INC                      CL A        559222401   47,399     589,320 SH          SHARED     1, 2, 3    589,320
MARRIOTT INTL INC NEW               CL A        571903202    6,836     200,000     PUT     SHARED     1, 2, 3    200,000
MATTEL INC                          COM         577081102   25,664   1,347,910 SH          SHARED     1, 2, 3  1,347,910
MGM MIRAGE                          COM         552953101    6,302      75,000     PUT     SHARED     1, 2, 3     75,000
MICROSOFT CORP                      COM         594918104   41,536   1,166,733 SH          SHARED     1, 2, 3  1,166,733
MONEYGRAM INTL INC                  COM         60935Y109   16,927   1,101,300     CALL    SHARED     1, 2, 3  1,101,300
NEW YORK CMNTY BANCORP INC          COM         649445103   18,865   1,073,074 SH          SHARED     1, 2, 3  1,073,074
PAR PHARMACEUTICAL COS INC          COM         69888P106   22,890     953,770 SH          SHARED     1, 2, 3    953,770
PFIZER INC                          COM         717081103   47,576   2,093,102 SH          SHARED     1, 2, 3  2,093,102
PHH CORP                          COM NEW       693320202   38,301   2,171,246 SH          SHARED     1, 2, 3  2,171,246
POLARIS INDS INC                    COM         731068102    6,688     140,000     PUT     SHARED     1, 2, 3    140,000
PRECISION CASTPARTS CORP            COM         740189105   13,870     100,000     PUT     SHARED     1, 2, 3    100,000
PROGRESSIVE CORP OHIO               COM         743315103   16,441     858,068 SH          SHARED     1, 2, 3    858,068
PZENA INVESTMENT MGMT INC         CLASS A       74731Q103    1,171     102,750 SH          SHARED     1, 2, 3    102,750
QUALCOMM INC                        COM         747525103   25,419     645,960 SH          SHARED     1, 2, 3    645,960
QUEBECOR WORLD INC              COM NON-VTG     748203106   13,594   7,552,055 SH          SHARED     1, 2, 3  7,552,055
SANMINA SCI CORP                    COM         800907107    6,376   3,503,384 SH          SHARED     1, 2, 3  3,503,384
SLM CORP                            COM         78442P106   27,245   1,352,800 SH          SHARED     1, 2, 3  1,352,800
SONIC CORP                          COM         835451105    6,570     300,000     PUT     SHARED     1, 2, 3    300,000
SONY CORP                         ADR NEW       835699307   35,419     652,286 SH          SHARED     1, 2, 3    652,286
SUNRISE SENIOR LIVING INC           COM         86768K106   15,895     518,100     PUT     SHARED     1, 2, 3    518,100
SYMANTEC CORP                       COM         871503108   54,776   3,393,825 SH          SHARED     1, 2, 3  3,393,825
TESORO CORP                         COM         881609101   15,741     330,000     PUT     SHARED     1, 2, 3    330,000
TIM HORTONS INC                     COM         88706M103   11,947     323,500     PUT     SHARED     1, 2, 3    323,500
TITANIUM METALS CORP              COM NEW       888339207    7,935     300,000     PUT     SHARED     1, 2, 3    300,000
U S G CORP                        COM NEW       903293405   37,535   1,048,762 SH          SHARED     1, 2, 3  1,048,762
U S G CORP                        COM NEW       903293405   15,569     435,000     PUT     SHARED     1, 2, 3    435,000
UNITEDHEALTH GROUP INC              COM         91324P102   26,823     460,870 SH          SHARED     1, 2, 3    460,870
URBAN OUTFITTERS INC                COM         917047102   10,904     400,000     PUT     SHARED     1, 2, 3    400,000
VISTEON CORP                        COM         92839U107   32,961   7,508,251 SH          SHARED     1, 2, 3  7,508,251
VOLTERRA SEMICONDUCTOR CORP         COM         928708106    7,369     668,049 SH          SHARED     1, 2, 3    668,049
WACHOVIA CORP NEW                   COM         929903102   21,786     572,877 SH          SHARED     1, 2, 3    572,877
WAL MART STORES INC                 COM         931142103   48,814   1,027,008 SH          SHARED     1, 2, 3  1,027,008
WESTERN UN CO                       COM         959802109   39,390   1,622,326 SH          SHARED     1, 2, 3  1,622,326

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